RECENT DEVELOPMENTS (Narrative) (Details) $ in Thousands	1 Months Ended
Feb. 15, 2022 USD ($)
Definitive agreement with Intel and Tower [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash consideration	$ 53